Employee Benefit Plans (Funded Status) (Details) (USD $)	12 Months Ended
	Jul. 02, 2011		Jul. 03, 2010
Cash surrender value of corporate-owned life insurance	$ 231,300,000		$ 203,200,000
Prepaid pension cost	0		0
Accumulated other comprehensive loss (income) - Prior service cost	33,637,000		28,543,000
Accumulated other comprehensive loss (income) - Net actuarial losses (gains)	779,584,000		943,046,000
Accumulated other comprehensive loss (income) - Transition obligation	294,000		447,000
Accumulated other comprehensive loss (income) - Total amount recognized	813,515,000		972,036,000
Pension Benefits [Member]
Benefit obligation at beginning of year	2,212,304,000		1,551,944,000
Service cost	99,443,000		66,650,000
Interest cost	134,973,000		119,593,000
Amendments	8,252,000		0
Recognized net actuarial loss (gain)	121,913,000		523,432,000
Disbursements, projected benefit obligation	(60,225,000)		(49,315,000)
Benefit obligation at end of year	2,516,660,000		2,212,304,000
Fair value of plan assets at beginning of year	1,666,972,000		1,244,085,000
Actual return on plan assets	337,889,000		174,269,000
Employer contributions	161,677,000		297,933,000
Disbursements, plan assets	(60,225,000)		(49,315,000)
Fair value of plan assets at end of year	2,106,313,000		1,666,972,000
Funded status at end of year	(410,347,000)		(545,332,000)
Current accrued benefit liability (Accrued expenses)	(22,426,000)		(21,574,000)
Non-current accrued benefit liability (Other long-term liabilities)	(387,921,000)		(523,758,000)
Defined benefit plans net amount recognized in balance sheet	(410,347,000)		(545,332,000)
Accumulated other comprehensive loss (income) - Prior service cost	32,187,000		27,895,000
Accumulated other comprehensive loss (income) - Net actuarial losses (gains)	784,382,000		948,389,000
Accumulated other comprehensive loss (income) - Transition obligation	0		0
Accumulated other comprehensive loss (income) - Total amount recognized	816,569,000		976,284,000
Accumulated benefit obligation for all pension benefit plans	2,325,200,000		2,051,100,000
Accumulated benefit obligation for pension plans with accumulated benefit obligation in excess of fair value of plan assets	2,325,171,000	[1]	2,051,115,000	[1]
Fair value of plan assets at end of year for pension plans with accumulated benefit obligation in excess of fair value on plan assets	2,106,313,000	[1]	1,666,972,000	[1]
Other Postretirement Plans [Member]
Benefit obligation at beginning of year	8,461,000		7,197,000
Service cost	396,000		328,000
Interest cost	524,000		562,000
Amendments	987,000		0
Recognized net actuarial loss (gain)	157,000		734,000
Disbursements, projected benefit obligation	287,000		(360,000)
Benefit obligation at end of year	10,812,000		8,461,000
Fair value of plan assets at beginning of year	0		0
Actual return on plan assets	0		0
Employer contributions	(287,000)		360,000
Disbursements, plan assets	287,000		(360,000)
Fair value of plan assets at end of year	0		0
Funded status at end of year	(10,812,000)		(8,461,000)
Current accrued benefit liability (Accrued expenses)	(336,000)		(333,000)
Non-current accrued benefit liability (Other long-term liabilities)	(10,476,000)		(8,128,000)
Defined benefit plans net amount recognized in balance sheet	(10,812,000)		(8,461,000)
Accumulated other comprehensive loss (income) - Prior service cost	1,450,000		648,000
Accumulated other comprehensive loss (income) - Net actuarial losses (gains)	(4,798,000)		(5,343,000)
Accumulated other comprehensive loss (income) - Transition obligation	294,000		447,000
Accumulated other comprehensive loss (income) - Total amount recognized	(3,054,000)		(4,248,000)
Aggregate benefit obligation for postretirment plans with aggregate benefit obligation in excess of fair value of plan assets	10,812,000		8,461,000
Fair value of plan assets at end of year for postretirement plans with aggregate benefit obligation in excess of fair value of plan assets	0		0
Supplemental Executive Retirement Plan [Member]
Benefit obligation at end of year	402,000,000		363,500,000
Cash surrender value of corporate-owned life insurance	$ 170,000,000		$ 149,500,000

[1]	Information under Pension Benefits as of July 2, 2011 and July 3, 2010 includes both the Retirement Plan and the SERP.